UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: November 30

Date of reporting period: May 31, 2021

Item 1. Report to Stockholders.

Christopher Weil & Company Core Investment Fund
Ticker CWCFX

For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
May 31, 2021

Table of Contents

CHRISTOPHER WEIL & COMPANY CORE INVESTMENT FUND
Sector Allocation	1
Performance Information	1
Schedule of Investments	2
Statement of Assets and Liabilities	6
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
NOTES TO FINANCIAL STATEMENTS	9
DISCLOSURE OF EXPENSES	15
ADDITIONAL INFORMATION	16

Christopher Weil & Company Core Investment Fund (Unaudited)

CHRISTOPHER WEIL & COMPANY CORE INVESTMENT FUND
Sector Allocation (as a Percentage of Net Assets)

*Net Cash represents cash equivalents and other assets in excess of liabilities .

PERFORMANCE INFORMATION

May 31, 2021 NAV $20.91

Average Annual Total Returns for the Periods ended May 31, 2021.

			Since
	1 Year(A)	5 Year(A)	Inception(A)
Christopher Weil & Company Core Investment Fund	64.14%	19.24%	15.19%
S&P 500® Index (B)	40.32%	17.16%	16.10%

Total Annual Fund Operating Expense Ratio (from Prospectus dated 3/29/2021): Gross – 1.52%; Net – 1.20%

The Total Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) of the application of waivers as described in Note 4 and (b) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) 1 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Christopher Weil & Company Core Investment Fund was December 21, 2011.

(B) The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-550-9266 OR VISIT OUR WEBSITE AT www.cweil.com. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2021 Semi-Annual Report 1

Christopher Weil & Company Core Investment Fund

		Schedule of Investments
		May 31, 2021 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

COMMUNICATIONS
Services - Computer Programming, Data Processing, Etc.
1,055	Alphabet Inc. Class A *	$2,486,477
1,101	Facebook, Inc. Class A *	361,932
2,000	Pinterest, Inc. Class A *	130,600
8,882	Twitter, Inc. *	515,156
		3,494,165
Total for Communications		3,494,165	4.63%
CONSUMER DISCRETIONARY
Cable & Other Pay Television Services
16,290	The Walt Disney Co.	2,910,209
Household Audio & Video Equipment
13,718	Sonos, Inc. *	507,566
Photographic Equipment & Supplies
30,750	GoPro, Inc. Class A *	345,015
Retail - Catalog & Mail-Order Houses
7,496	Jumia Technologies AG * **	218,808
Retail - Department Stores
6,470	Macy's, Inc.	118,272
Retail - Variety Stores
2,232	Target Corporation	506,485
Services - Advertising Agencies
18,407	Criteo S.A. * **	685,477
57,300	Groupon, Inc. *	2,707,425
		3,392,902
Services - Educational Services
58,878	Stride, Inc. *	1,582,641
Total for Consumer Discretionary		9,581,898	12.70%
CONSUMER STAPLES
Food and Kindred Products
30,548	The Hain Celestial Group, Inc. *	1,245,136
Malt Beverages
14,761	Molson Coors Beverage Company - Class B	860,862
Total for Consumer Staples		2,105,998	2.79%
ENERGY
Industrial Organic Chemicals
7,300	Renewable Energy Group, Inc. *	445,811
Natural Gas Transmission
11,080	Enterprise Products Partners L.P.	261,599
21,177	Kinder Morgan, Inc.	388,386
		649,985
Pipe Lines (No Natural Gas)
6,501	Magellan Midstream Partners, L.P.	320,434
Total for Energy		1,416,230	1.88%
FINANCIALS
Fire, Marine & Casualty Insurance
10,066	Berkshire Hathaway Inc. Class B	2,913,503
Investment Advice
36,556	Houlihan Lokey, Inc. Class A	2,737,679

* Non-Income Producing Securities. ** ADR – American Depositary Receipt. The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 2

Christopher Weil & Company Core Investment Fund

		Schedule of Investments
		May 31, 2021 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS - Continued

FINANCIALS - Continued
National Commercial Banks
39,999	Bank of America Corporation	$1,695,558
9,538	JPMorgan Chase & Co.	1,566,521
		3,262,079
State Commercial Banks
16,066	The Bank of New York Mellon Corporation	836,717
Total for Financials		9,749,978	12.92%
HEALTH CARE
Pharmaceutical Preparations
50,756	Paratek Pharmaceuticals, Inc. *	417,214
3,250	Schrödinger, Inc. *	228,085
10,292	United Therapeutics Corporation *	1,913,283
26,942	VBI Vaccines Inc. (Canada) *	87,023
		2,645,605
Orthopedic, Prosthetic & Surgical Appliances & Supplies
29,000	CollPlant Biotechnologies Ltd. * **	498,075
Retail - Drug Stores and Proprietary Stores
32,937	CVS Health Corporation	2,847,074
Services - Business Services, NEC
15,544	Akamai Technologies, Inc. *	1,775,280
Total for Health Care		7,766,034	10.29%
INDUSTRIALS
Construction Machinery & Equipment
3,568	Caterpillar Inc.	860,173
16,380	Gencor Industries, Inc. *	205,733
		1,065,906
Fabricated Structural Metal Products
4,680	Valmont Industries, Inc.	1,160,640
Farm Machinery & Equipment
2,062	Deere & Company	744,588
Heavy Construction Other Than Building Construction - Contractors
8,757	Fluor Corporation	162,004
Measuring & Controlling Devices, NEC
6,361	Rockwell Automation, Inc.	1,677,523
Miscellaneous Electrical Machinery, Equipment & Supplies
3,130	EnerSys	294,971
Services - Auto Rental & Leasing (No Drivers)
1,970	AMERCO	1,132,829
Services - Engineering Services
5,840	Stantec Inc. (Canada)	261,515
Services - Miscellaneous Business Services
6,675	Johnson Controls International plc (Ireland)	444,154
Water, Sewer, Pipeline, Communication & Power Line Construction
4,123	MasTec, Inc. *	479,629
2,597	Preformed Line Products Company	193,269
		672,898
Wholesale - Durable Goods
3,147	W.W. Grainger, Inc.	1,454,418
Total for Industrials		9,071,446	12.02%

* Non-Income Producing Securities. ** ADR – American Depositary Receipt. The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 3

Christopher Weil & Company Core Investment Fund

		Schedule of Investments
		May 31, 2021 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS - Continued

INFORMATION TECHNOLOGY
Computer Communications Equipment
3,109	Arista Networks, Inc. *	$1,055,132
Computer Peripheral Equipment, NEC
3,597	Palo Alto Networks, Inc. *	1,306,610
7,936	Stratasys Ltd. (Israel) *	183,242
		1,489,852
Computer & Office Equipment
11,982	International Business Machines Corporation	1,722,293
Measuring & Controlling Devices, NEC
32,233	Trimble Inc. *	2,507,405
Optical Instruments & Lenses
5,098	II-VI Incorporated *	343,452
Radio & TV Broadcasting & Communications Equipment
711	Ubiquiti Networks, Inc.	214,381
Semiconductors & Related Devices
21,439	MaxLinear, Inc. Class A *	815,111
4,000	Micron Technology, Inc. *	336,560
5,746	Skyworks Solutions, Inc.	976,820
6,481	Ultra Clean Holdings, Inc. *	365,075
		2,493,566
Services - Business Services, NEC
64,700	GreenSky, Inc. Class A *	379,142
8,700	MAXIMUS, Inc.	806,229
		1,185,371
Services - Computer Processing & Data Preparation
36,076	Yext, Inc. *	522,020
Services - Computer Programming Services
17,715	Amdocs Limited (Island of Guernsey)	1,383,541
Services - Prepackaged Software
37,000	3D Systems Corporation *	1,088,170
86,412	Box, Inc. Class A *	2,014,264
8,500	NortonLifeLock Inc.	235,110
		3,337,544
Telephone & Telegraph Apparatus
68,281	Akoustis Technologies, Inc. *	654,132
44,248	Clearfield, Inc. *	1,673,459
		2,327,591
Total for Information Technology		18,582,148	24.62%
MATERIALS
Industrial Organic Chemicals
11,385	International Flavors & Fragrances Inc. *	1,612,913
Metal Mining
44,714	Cleveland-Cliffs Inc. *	899,646
39,309	Freeport-McMoRan Inc.	1,679,280
		2,578,926
Mining & Quarrying of Nonmetallic Minerals (No Fuels)
5,888	Vulcan Materials Company	1,079,388
Total for Materials		5,271,227	6.98%
Total for Common Stocks (Cost $45,740,451)		67,039,124	88.83%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 4

Christopher Weil & Company Core Investment Fund

				Schedule of Investments
				May 31, 2021 (Unaudited)
Shares				Fair Value	% of Net Assets
CONTINGENT VALUE RIGHTS
6,925	resTORbio, Inc. ++ *****			$ -	0.00%
	(Cost - $0)
EXCHANGE TRADED FUNDS - Equity
16,200	The 3D Printing ETF			619,002
38,020	ETFMG Prime Junior Silver ETF			671,053
24,213	Global X Copper Miners ETF			998,544
18,122	VanEck Vectors® Gold Miners ETF			714,369
18,619	SPDR® S&P Metals & Mining ETF			865,411
	(Cost - $2,930,489)			3,868,379	5.13%
MONEY MARKET FUNDS
3,760,003	Invesco Short-Term Investments Trust Treasury Portfolio
	Institutional Class 0.01% ***			3,760,003	4.98%
	(Cost $3,760,003)
REAL ESTATE INVESTMENT TRUSTS
10,958	Invitation Homes			397,447	0.53%
	(Cost - $359,334)
CALL OPTIONS PURCHASED			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value	% of Net Assets
Paratek Pharmaceuticals, Inc. * ****		150	$123,300	21,000
September 17, 2021 Calls @ $7.50
VanEck Vectors® Gold Miners ETF * ****		143	563,706	349,635
January 21, 2022 Calls @ $15.00
Total for Options Purchased (Premiums Paid - $222,416)			$687,006	370,635	0.49%
Total Investment Securities				75,435,588	99.96%
	(Cost $53,012,693)
Other Assets in Excess of Liabilities				32,996	0.04%
Net Assets				$75,468,584	100.00%

* Non-Income Producing Securities.
*** The rate shown was the 7-day yield at May 31, 2021.
**** Level 2 Security.
***** Level 3 Security.
++ Under the terms of the Contingent Value Rights ("CRV"), the holder has the right to receive substantially all of the net proceeds from the commercialization, if any, received from a third party commercial partner of
RTB101, a small molecule product candidate, previously developed by resTORbio, Inc. that is a potent inhibitor of target of rapamycin complex 1 (RORC1), for a COVID-19 related indication.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 5

Christopher Weil & Company Core Investment Fund

Statement of Assets and Liabilities (Unaudited)
May 31, 2021

Assets:
Investment Securities at Fair Value	$75,435,588
(Cost $53,012,693)
Dividends Receivable	37,689
Receivable for Securities Sold	63,926
Total Assets	75,537,203
Liabilities:
Payable for Management Fees	47,133
Payable for Services Fees	21,486
Total Liabilities	68,619
Net Assets	$75,468,584
Net Assets Consist of:
Paid In Capital	$40,974,802
Total Distributable Earnings	34,493,782
Net Assets, for 3,609,290 Shares Outstanding	$75,468,584
(Unlimited number of shares authorized without par value)

Net Asset Value, Redemption Price and Offering Price	$20.91
Per Share ($75,468,584/3,609,290 shares)

Statement of Operations (Unaudited)
For the six month period ended May 31, 2021

Investment Income:
Dividends (Net of Foreign Withholding Taxes of $1,384)	$270,948
Interest	12
Total Investment Income	270,960
Expenses:
Management Fees	342,362
Services Fees	171,181
Total Expenses	513,543
Less: Management Fees Waived (Note 4)	(85,591)
Less: Services Fees Waived (Note 4)	(50,352)
Net Expenses	377,600

Net Investment Income (Loss)	(106,640)

Net Realized and Unrealized Gain (Loss) on Investments, Options Purchased and Options Written:
Net Realized Gain (Loss) on Investments	11,745,995
Net Realized Gain (Loss) on Options Purchased	580,764
Net Realized Gain (Loss) on Options Written	411,154
Net Change in Unrealized Appreciation (Depreciation) on Investments	5,286,011
Net Change in Unrealized Appreciation (Depreciation) on Options Purchased	91,968
Net Change in Unrealized Appreciation (Depreciation) on Options Written	434,090
Net Realized and Unrealized Gain (Loss) on Investments, Options Purchased and
Options Written	18,549,982

Net Increase (Decrease) in Net Assets from Operations	$18,443,342

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 6

Christopher Weil & Company Core Investment Fund

Statements of Changes in Net Assets
	(Unaudited)
	12/1/2020	12/1/2019
	to	to
	5/31/2021	11/30/2020
From Operations:
Net Investment Income (Loss)	$(106,640)	$27,326
Capital Gain Distributions from Investments	-	58
Net Realized Gain (Loss) on Investments, Options Purchased
and Options Written	12,737,913	3,464,035
Net Change in Unrealized Appreciation (Depreciation) on
Investments, Options Purchased and Options Written	5,812,069	7,660,436
Net Increase (Decrease) in Net Assets from Operations	18,443,342	11,151,855

From Distributions to Shareholders:	(3,665,638)	(4,633,052)

From Capital Share Transactions:
Proceeds From Sale of Shares	3,076,698	9,387,123
Proceeds from Redemption Fees *	-	1,035
Shares Issued on Reinvestment of Dividends	3,665,638	4,633,052
Cost of Shares Redeemed	(3,385,935)	(4,660,153)
Net Increase (Decrease) from Shareholder Activity	3,356,401	9,361,057
Net Increase (Decrease) in Net Assets	18,134,105	15,879,860

Net Assets at Beginning of Year	57,334,479	41,454,619
Net Assets at End of Year	$75,468,584	$57,334,479

Share Transactions:
Issued	154,724	703,132
Reinvested	218,193	331,880
Redeemed	(177,670)	(346,866)
Net Increase (Decrease) in Shares	195,247	688,146
Shares Outstanding Beginning of Year	3,414,043	2,725,897
Shares Outstanding End of Year	3,609,290	3,414,043

* Prior to November 5, 2020, the Fund was subject to a redemption fee of 2% if redeemed within 90 days or less of purchase.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 7

Christopher Weil & Company Core Investment Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout the period:	12/1/2020		12/1/2019		12/1/2018	12/1/2017	12/1/2016		12/1/2015
	to		to		to	to	to		to
	5/31/2021		11/30/2020		11/30/2019	11/30/2018	11/30/2017		11/30/2016
Net Asset Value - Beginning of Year	$16.79		$15.21		$15.47	$15.71	$13.17		$14.26
Net Investment Income (Loss) (a)	(0.03)		0.01		0.03	(0.03)	(0.04)		(0.05)
Net Gains (Loss) on Investments (Realized and Unrealized)	5.23		3.27		1.41	1.10	2.66		(0.06)
Total from Investment Operations (b)	5.20		3.28		1.44	1.07	2.62		(0.11)
Distributions (From Net Investment Income)	(0.01)		(0.03)		-	-	-		-
Distributions (From Capital Gains)	(1.07)		(1.67)		(1.70)	(1.31)	(0.08)		(0.98)
Total Distributions	(1.08)		(1.70)		(1.70)	(1.31)	(0.08)		(0.98)
Proceeds from Redemption Fee (Note 2) (e)	-		-	+	-	-	-	+	-	+
Net Asset Value - End of Period	$20.91		$16.79		$15.21	$15.47	$15.71		$13.17
Total Return (c)	32.57	% *	23.86%		12.46%	7.38%	20.01%		(0.63)%

Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$75,469		$57,334		$41,455	$38,771	$37,974		$36,611
Before Waiver
Ratio of Expenses to Average Net Assets	1.50	% **	1.50%		1.50%	1.50%	1.50%		1.50%
Ratio of Net Investment Income (Loss) to Average
Net Assets	-0.71	% **	-0.26%		-0.05%	-0.45%	-0.57%		-0.65%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.10	% **	1.18%		1.22%	1.22%	1.24%		1.23%
Ratio of Net Investment Income (Loss) to Average
Net Assets (d)	-0.31	% **	0.06%		0.23%	-0.17%	-0.31%		-0.38%
Portfolio Turnover Rate	43.36	% *	75.80%		49.35%	50.30%	49.43%		20.58%

* Not Annualized. ** Annualized.
+ Amount less than $0.005 per share.
(a) Per share amount calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(d) Effective April 1, 2015, the Advisor has contractually agreed to waive a portion of its Management and Service Fees. (Note 4) (e) Prior to November 5, 2020, the Fund was subject to a redemption fee of 2% if redeemed within 90 days or less of purchase.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 8

NOTES TO FINANCIAL STATEMENTS
CHRISTOPHER WEIL & COMPANY CORE INVESTMENT FUND
May 31, 2021
(Unaudited)

1.) ORGANIZATION

Christopher Weil & Company Core Investment Fund (the “Fund”) was organized as a series of the PFS Funds (the “Trust”) on December 16, 2011. The Fund is non-diversified. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, which was amended and restated as of January 20, 2011. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of May 31, 2021, there were thirteen series authorized by the Trust. The investment advisor to the Fund is Christopher Weil & Company, Inc. (the “Advisor”). The Fund commenced operations on December 21, 2011. The Fund’s investment objective is to seek long-term capital appreciation.

2.) SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for the Fund is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share are equal to the net asset value per share. Prior to November 5, 2020, the Fund was subject to a redemption fee of 2% if redeemed within 90 days or less of purchase.

OPTIONS: The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits a fund’s potential loss to the amount of the premium paid and can afford a fund the opportunity to profit from favorable movements in the price of the underlying security to a greater extent than if the transaction were effected directly. When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a fund on the expiration date as realized gains on options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a fund has realized a gain or a loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. A fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended May 31, 2021, the Fund did not incur any interest or penalties.

2021 Semi-Annual Report 9

Notes to Financial Statements (Unaudited) - continued

USE OF ESTIMATES: The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Fund.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual fund based on each fund’s relative net assets or another appropriate basis.

OTHER: The Fund records security transactions based on a trade date for financial statement purposes. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Additionally, the Fund may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs K-1. For financial reporting purposes, management does not estimate the tax character of MLP distributions for which actual information has not been reported.

3.) SECURITY VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

2021 Semi-Annual Report 10

Notes to Financial Statements (Unaudited) - continued

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows:

Equity securities (common stocks, including ADRs, exchange traded funds, contingent value rights and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the fund and are classified in level 1 of the fair value hierarchy.

Options. Option positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these option positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a purchased option position is valued at its last bid price except when, in the Advisor’s opinion, the last bid price does not accurately reflect the fair value of the option position. Lacking a last sale price, a written option position is valued at its last ask price except when, in the Advisor’s opinion, the last ask price does not accurately reflect the fair value of the option position. When such bid or ask prices are used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of May 31, 2021:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks (including ADRs)	$67,039,124	$0	$0	$67,039,124
Contingent Value Rights	0	0	0	0
Exchange Traded Funds	3,868,379	0	0	3,868,379
Money Market Funds	3,760,003	0	0	3,760,003
Real Estate Investment Trusts	397,447	0	0	397,447
Call Options Purchased	0	370,635	0	370,635
Total	$75,064,953	$370,635	$0	$75,435,588

The Fund did not hold any level 3 assets, other than an immaterial Contingent Value Right, or liabilities during the six month period ended May 31, 2021.

4.) INVESTMENT ADVISORY AGREEMENTS AND SERVICES AGREEMENTS

The Fund has an investment advisory agreement (the “Management Agreement”) with the Advisor. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. For its services the Advisor receives a Management Fee equal to 1.00% of the average daily net assets of the Fund. Since April 1, 2015, the Advisor has contractually agreed to waive a portion of its Management Fee such that it will be equal to 0.75% of the Fund’s average daily net assets. This waiver will automatically terminate on March 31, 2022 unless it is renewed by the Advisor. The Advisor will not terminate the waiver prior to March 31, 2022.

2021 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

As a result of the above calculation, for the six month period ended May 31, 2021, the Advisor earned management fees totaling $342,362. At May 31, 2021, the Fund owed $47,133 to the Advisor. A total of $85,591 of management fees was waived with no recoupment provisions by the Fund for the six month period ended May 31, 2021.

Additionally, the Fund has a Services Agreement with the Advisor (the “Services Agreement”). Under the Services Agreement the Advisor receives an additional fee of 0.50% of the average daily net assets of the Fund and is obligated to pay the operating expenses of the Fund excluding, as applicable, management fees and sub-advisory fees, brokerage fees and commissions, 12b-1 fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. Effective April 1, 2015, the Advisor has contractually agreed to waive a portion of its Services Fee to 0.20% of the Fund’s average daily net assets greater than $35 million. This waiver will automatically terminate on March 31, 2022 unless it is renewed by the Advisor. The Advisor will not terminate this waiver prior to March 31, 2022.

For the six month period ended May 31, 2021, the Advisor earned services fees of $171,181. At May 31, 2021, the Fund owed the Advisor services fees of $21,486. A total of $50,352 of services fees was waived with no recoupment provisions by the Fund for the six month period ended May 31, 2021.

5.) OPTION TRANSACTIONS

As of May 31, 2021, portfolio securities valued at $0 were held by the Fund as collateral for options written by the Fund. For the six month period ended May 31, 2021, the total amount of options written, as presented in the table below, is representative of the volume of activity for these derivative types during the period:

	Number of	Premiums
	Contracts	Received
Options outstanding at November 30, 2020	257	$523,130
Options written	380	289,213
Options terminated in closing purchase transactions	(347)	(563,699)
Options expired	0	0
Options exercised	(290)	(248,644)
Options outstanding at May 31, 2021	0	$0

For the six month period ended May 31, 2021, the total amount of options purchased, as presented in the table below, is representative of the volume of activity for these derivative types during the period:

	Number of	Premiums
	Contracts	Paid
Options outstanding at November 30, 2020	233	$224,214
Options purchased	4,515	472,256
Options terminated in closing sale transactions	(2,355)	(235,916)
Options expired	(1,900)	(208,625)
Options exercised	(200)	(29,513)
Options outstanding at May 31, 2021	293	$222,416

The locations on the Statement of Assets and Liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, are as follows:

	Asset		Liability
	Derivatives		Derivatives
Options purchased:		Options Written
Included In Investment	$370,635	at Fair Value	$0
Securities at Fair Value

Realized and unrealized gains and losses on derivatives contracts entered into during the six month period ended May 31, 2021 by the Fund are recorded in the following locations in the Statement of Operations:

		Realized		Unrealized
Equity Contracts	Location	Gain/(Loss)	Location	Gain/(Loss)

Options	Net Realized		Net Change In Unrealized
Purchased	Gain (Loss) on	$580,764	Appreciation (Depreciation)	$91,968
	Options Purchased		on Options Purchased

2021 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

Options	Net Realized		Net Change In Unrealized
Written	Gain (Loss) on	$411,154	Appreciation (Depreciation)	$434,090
	Options Written		on Options Written

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund’s potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund’s use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Advisor makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expires. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

During the six month period ended May 31, 2021, the Fund was not subject to any offsetting arrangements.

6.) RELATED PARTY TRANSACTIONS

Jeffrey R. Provence of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator of the Fund by the Advisor.

The Trustees who are not interested persons of the Fund were each paid $750, for a total of $2,250 in Trustees’ fees for the Fund for the six month period ended May 31, 2021 by the Advisor.

7.) INVESTMENTS

For the six month period ended May 31, 2021, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $27,753,194 and $29,735,523, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the 1940 Act. At May 31, 2021,

2021 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

National Financial Services, LLC, located at 200 Liberty Street, New York, New York 10281, held for the benefit of its customers, in aggregate, 98.92% of Fund shares. The Trust does not know whether any underlying accounts of National Financial Services, LLC, owned or controlled 25% or more of the voting securities of the Fund.

9.) TAX MATTERS

For Federal income tax purposes, the cost of investments owned at May 31, 2021 was $53,012,693. At May 31, 2021, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investment securities on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$22,623,485	($200,590)	$22,422,895

The tax character of distributions was as follows:

	Six Months Ended	Fiscal Year Ended
	May 31, 2021	November 30, 2020
Ordinary Income	$ 33,187	$ 87,922
Long-term Capital Gain	3,632,451	4,545,130
	$3,665,638	$4,633,052

10.) COVID-19 RISKS

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

11.) SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there have been no events requiring adjustment to or additional disclosure in the financial statements.

2021 Semi-Annual Report 14

DISCLOSURE OF EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Additionally, IRA accounts will be charged an $8.00 annual maintenance fee. Also, your account will be indirectly subject to the expenses of the underlying funds.

The Example is based on an investment of $1,000 invested in the Fund on December 1, 2020, and held through May 31, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as IRA maintenance fees described above or the expenses of the underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	December 1, 2020
	December 1, 2020	May 31, 2021	to May 31, 2021

Actual	$1,000.00	$1,325.65	$6.38

Hypothetical	$1,000.00	$1,019.45	$5.54
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2021 Semi-Annual Report 15

ADDITIONAL INFORMATION
May 31, 2021
(Unaudited)

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS

The Fund publicly files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

PROXY VOTING GUIDELINES

Christopher Weil & Company, Inc., the Fund’s Advisor, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s web site at www.cweil.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number(1-888-550-9266). This information is also available on the Securities and Exchange Commission’s web site at http://www.sec.gov.

ADDITIONAL INFORMATION

You will find more information about the Fund at www.cweil.com. For shareholder inquiries, please call toll-free in the U.S. at 1-888-550-9266.

APPROVAL OF CONTINUATION OF MANAGEMENT AGREEMENT FOR THE CHRISTOPHER WEIL & CO. CORE INVESTMENT FUND

At its quarterly meeting held on December 8, 2020, the Board of Trustees (the “Board” or the “Trustees”) considered the renewal of the Management Agreement (the “Agreement”) between Christopher Weil & Co. (“CWC”) and the Trust, with respect to the Christopher Weil & Co. Core Investment Fund (the “Fund”). In approving the Agreement, the Board of Trustees considered and evaluated the following factors: (i) the nature, extent and quality of the services provided by CWC to the Fund; (ii) the investment performance of the Fund and CWC; (iii) the cost of the services to be provided and the profits to be realized by CWC from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows and whether the fee levels reflect these economies of scale to the benefit of shareholders; and (v) CWC’s practices regarding possible conflicts of interest and other benefits to be realized by CWC.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented at the Meeting by a representative of CWC. The Board requested and was provided with information and reports relevant to the annual renewal of the Agreement, including: (i) information regarding the services and support provided to the Fund and its shareholders by CWC; (ii) assessments of the investment performance of the Fund by CWC; (iii) commentary on the reasons for the performance; (iv) presentations addressing CWC’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit related information concerning the Fund and CWC; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of CWC; and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the continuation of the Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various materials including, without limitation: (i) documents containing information about CWC, including financial information, a description of personnel and the services provided to the Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized by CWC from its relationship with the Fund. The Board did not identify any information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors.

2021 Semi-Annual Report 16

Additional Information (Unaudited) - continued

1. Nature, Extent and Quality of the Services Provided by CWC

In considering the nature, extent, and quality of the services provided by CWC, the Trustees reviewed the responsibilities of CWC under the Agreement. The Trustees reviewed the services provided by CWC including, without limitation: the quality of investment advisory services (including research and recommendations with respect to portfolio securities); the process for formulating investment recommendations and assuring compliance with the Fund’s investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements. The Trustees considered the coordination of services for the Fund among CWC and the service providers and the Independent Trustees; and the efforts of CWC to promote the Fund and grow assets. The Trustees reflected upon discussions with a representative from CWC at the Meeting about CWC’s efforts to streamline investment and operational activities at CWC. They considered CWC’s efforts as it relates to addressing the COVID-19 crisis, noting that the firm has been able to operate without significant disruption. The Trustees evaluated CWC’s principals, including their education and experience. After reviewing the foregoing information and further information in the materials provided by CWC, the Board concluded that the nature, extent, and quality of the services provided by CWC was satisfactory and adequate for the Fund.

2. Investment Performance of the Fund and CWC

In considering the investment performance of the Fund and CWC, the Trustees compared the short-term and long-term performance of the Fund with the performance of the S&P 500®Index, the Fund’s primary benchmark (the “Benchmark”), and to the funds included in Morningstar’s Large Growth Category, the category in which the Fund is placed (the “Category”). The Trustees also compared the Fund’s performance to a sub-set of the Category that included funds with asset levels ranging from $30 million to $65 million (the “Peer Group”). The Trustees noted that for the 1-year, 3-year and 5-year periods ended September 30, 2020 the Fund underperformed the Benchmark, the Category and Peer Group averages, respectively. The Trustees discussed the investment strategies of the Fund considering the current market conditions, noting that the Fund’s value approach is not designed to keep pace with the market during current market conditions. The Trustees also considered the performance of separate accounts managed by the CWC, noting that none of their separate accounts are managed in the same manner as the CWC Fund. After reviewing all the relevant information, discussing the investment performance of the Fund further, as well as CWC’s experience managing the Fund and other relevant factors, the Board concluded, that the investment performance of the Fund and CWC was satisfactory.

3. Costs of the Services to be provided and profits to be realized by CWC

In considering the costs of the services to be provided and profits to be realized by CWC from its relationship with the Fund, the Trustees considered: (1) CWC’s financial condition and the level of commitment to the Fund and CWC by its principals; (2) the asset level of the Fund; (3) the overall expenses of the Fund; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by CWC regarding its profits associated with managing the Fund. The Trustees also considered potential benefits for CWC in managing the Fund. The Trustees then compared the fees and expenses of the Fund (including the management fee) to its Category and Peer Group averages. It was noted that the Fund’s management fee of 1.00% was higher than the average management fee for the Category and Peer Group which were 0.61% and 0.81%, respectively. The Trustees considered CWC’s decision to continue its agreement with the Fund where it has agreed to reduce its management fee to 0.75% per annum through at least March 31, 2022. The Trustees then compared the Fund’s expense ratio of 1.24% (as reported in the Fund’s prospectus) to the Category average expense ratio of 1.05% and Peer Group average expense ratio of 1.18%, noting that the Fund’s expense ratio was higher than both the Category and Peer Group averages, but within the range of the Category and Peer Group averages. The Board was informed that the management fees charged by CWC to its most similar separately managed accounts were comparable to the fees charged to the Fund. The Trustees recognized that under the services agreement with the Fund, CWC was obligated to pay certain expenses of the Fund. The Trustees noted that to date, the Fund has been profitable to CWC at its current asset levels. Based on the foregoing, the Board concluded that the fees to be paid to CWC and the profits to be realized by CWC, were fair and reasonable in relation to the nature and quality of the services provided by CWC.

2021 Semi-Annual Report 17

Additional Information (Unaudited) - continued

4. Economies of Scale

The Trustees next considered the impact of economies of scale on the Fund’s size and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors. The Trustees considered that while the management fee remained the same at all asset levels, the Fund’s shareholders had experienced benefits from the fact that CWC was obligated under a services agreement to pay certain of the Fund’s operating expenses, which had the effect of limiting the overall fees paid by the Fund. It was noted that CWC has committed to waive 0.25% of its 1.00% management fee and a portion of the fees it receives pursuant to the services agreement to 0.20% for assets greater than $35 million and that these fee waivers would be in effect at least until March 31, 2022. In light of its ongoing consideration of the Fund’s asset levels, expectations for growth in the Fund, and fee levels, the Board determined that the Fund’s fee arrangements, were fair and reasonable in relation to the nature and quality of the services provided by CWC.

5. Possible conflicts of interest and benefits to CWC

In considering CWC’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the principals of CWC; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of CWC’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to CWC’s potential conflicts of interest. Based on the foregoing, the Board determined that CWC’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. The Board considered the fee assessment practices of CWC with respect to separate account clients that invest in the Fund and the potential conflicts of interest that could arise from those practices. CWC noted that it may experience certain cost savings by having the Fund within the Trust, which is made up of other series in which it may share certain expenses. Based on the foregoing, the Board concluded that the practices of CWC with respect to the possible conflicts of interest and benefits to be derived by those entities were acceptable.

The Board then reflected on its in-person discussion with the representative of CWC earlier in the Meeting. Next, the Independent Trustees and Counsel met in executive session to discuss the continuation of the Agreement. The officers of the Trust and others present at the Meeting were excused during this discussion.

After further review and discussion, the Board determined that the best interests of the Fund’s shareholders were served by the renewal of the Agreement.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six month period ended May 31, 2021, the Board and the Trust’s Liquidity Program Administartor reviewed a report from the Liquidity Program Administrator and reviewed the Fund’s investments and they determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

2021 Semi-Annual Report 18

Investment Advisor
Christopher Weil & Company, Inc.

Custodian
US Bank, N.A.

Distributor
Rafferty Capital Markets, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.

Legal Counsel
Practus, LLP

Transfer Agent
Mutual Shareholder Services, LLC

This report is provided for the general information of the shareholders of the Christopher
Weil & Company Core Investment Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Christopher Weil & Company Funds 11236 El Camino Real, Suite 200 San Diego, California 92130 1-888-550-9266 www.cweil.com

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 8/5/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 8/5/2021

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 8/5/2021